Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 74,149	¥ 77,080
Less: Accumulated amortization	[1]	(8,136)	(6,290)
Impairment	[2],[3]	¥ 0	¥ (1,950)
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Income (Loss)	Operating Income (Loss)
Intangible assets, net		¥ 66,013	¥ 68,840
Insurance agency license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[2],[4],[5]	37,939	40,902
Software and system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[4]	14,447	11,768
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[4]	9,392	9,392
Insurance brokerage license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[2],[5]	3,879	6,526
Impairment		1,950
Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[4]	4,845	4,845
Insurance adjusting license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		3,067	3,067
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 580	¥ 580

[1]	Amortization expenses for the years ended December 31, 2023, 2024 and 2025 were RMB1,227, RMB1,189 and RMB1,846 respectively.
[2]	During the year ended December 31, 2025, the Group disposed of certain subsidiaries which resulted in a derecognition of RMB3,484 insurance agency licenses and RMB2,647 insurance brokerage licence and the previously recognized impairment loss of RMB1,950 related to these intangible assets. In addition, the Group acquired of certain insurance agency licences in the amount of RMB520 from a third party.
[3]	Impairment loss recorded in general and administrative expenses for the years ended December 31, 2023, 2024 and 2025 were RMB1,950, nil and nil, respectively.
[4]	During the year ended December 2024, the Company acquired intangible assets amounting to RMB18,174 in connection with a business combination disclosed in Note 4, which were measured at fair value upon acquisition.
[5]	During the year ended December 31, 2023, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,333 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB3,879 in insurance brokerage license.